Property, plant and equipment	6 Months Ended
Jun. 30, 2026
Property, plant and equipment [abstract]
Property, plant and equipment

18.	Property, plant and equipment
18.1.	By class of assets

	Land, buildings and improvement	Equipment and other assets (1)	Assets under construction (2)	Exploration and development costs (3)	Right-of-use assets	Total
Balance at December 31, 2025	2,392	52,662	37,120	38,894	36,972	168,040
Cost	4,417	116,063	42,752	77,977	58,273	299,482
Accumulated depreciation and impairment (4)	(2,025)	(63,401)	(5,632)	(39,083)	(21,301)	(131,442)
Additions	2	87	9,160	103	5,678	15,030
Capitalized borrowing costs	−	−	1,340	−	−	1,340
Write-offs	(3)	(21)	(43)	(16)	(33)	(116)
Transfers (5)	19	6,092	(7,391)	2,480	1	1,201
Transfers to assets held for sale	−	−	1	−	−	1
Depreciation, amortization and depletion	(45)	(3,261)	−	(2,664)	(4,535)	(10,505)
Impairment recognition (note 20)	−	(49)	(55)	(45)	(79)	(228)
Impairment reversal (note 20)	1	4	413	−	−	418
Translation adjustment	151	3,202	2,443	2,426	2,291	10,513
Balance at June 30, 2026	2,517	58,716	42,988	41,178	40,295	185,694
Cost	4,713	128,507	48,387	85,582	66,469	333,658
Accumulated depreciation and impairment (4)	(2,196)	(69,791)	(5,399)	(44,404)	(26,174)	(147,964)
Balance at June 30, 2026	2,517	58,716	42,988	41,178	40,295	185,694
Weighted average useful life in years	40 (25 to 50) (except land)	20 (3 to 31)		Units of production method	8 (2 to 47)

Balance at December 31, 2024	2,485	45,807	24,384	35,921	27,688	136,285
Cost	3,895	96,963	30,321	67,357	42,366	240,902
Accumulated depreciation and impairment (4)	(1,410)	(51,156)	(5,937)	(31,436)	(14,678)	(104,617)
Additions	−	21	7,472	74	8,367	15,934
Decommissioning costs - Additions to / review of estimates	−	−	−	6	−	6
Capitalized borrowing costs	−	−	911	−	−	911
Write-offs	(1)	(27)	(290)	(4)	(14)	(336)
Transfers (5)	103	2,489	(3,438)	1,466	−	620
Transfers to assets held for sale	−	(1)	−	−	−	(1)
Depreciation, amortization and depletion	(49)	(2,641)	−	(2,157)	(3,498)	(8,345)
Impairment recognition (note 20)	(3)	(116)	(17)	(10)	(84)	(230)
Impairment reversal (note 20)	−	4	−	−	−	4
Translation adjustment	339	6,168	3,507	4,766	3,999	18,779
Balance at June 30, 2025	2,874	51,704	32,529	40,062	36,458	163,627
Cost	4,503	112,058	39,137	78,019	55,814	289,531
Accumulated depreciation and impairment (4)	(1,629)	(60,354)	(6,608)	(37,957)	(19,356)	(125,904)
(1) Composed of production platforms, refineries, thermoelectric power plants, natural gas processing plants, pipelines, and other operating, storage and production plants, including subsea equipment for the production and flow of oil and gas, depreciated based on the units of production method.
(2) See note 8 for assets under construction by operating segment.
(3) Composed of exploration and production assets related to wells, abandonment and dismantling of areas, signature bonuses associated with proved reserves and other costs directly associated with the exploration and production of oil and gas, except for assets under "Equipment and other assets".
(4) In the case of land and assets under construction, refers only to impairment losses.
(5) Mainly includes transfers between classes of assets and transfers from Prepayments.

Additions in assets under construction are mainly due to investments in the development of production in the Búzios field and other fields in the Santos basin, Espírito Santo basin and Campos basin. As for additions to right-of-use assets primarily relate to the rigs for E&P operations, with the corresponding record on leasing liability.

18.2.	Estimated useful life

The useful life of assets depreciated are shown below:

Asset	Weighted average useful life in years
Buildings and improvement	37 (between 25 and 50)
Equipment and other assets	24 (between 1 to 31) - except assets by the units of production method
Exploration and development costs	Units of production method or 20 years
Right-of-use	13 (between 1 and 50)

18.3.	Right-of-use assets

The right-of-use assets comprise the following underlying assets:

	Platforms	Vessels	Properties	Total
Cost	31,412	31,608	3,449	66,469
Accumulated depreciation and impairment	(8,306)	(16,526)	(1,342)	(26,174)
Balance at June 30, 2026	23,106	15,082	2,107	40,295
Cost	28,617	26,632	3,024	58,273
Accumulated depreciation and impairment	(6,692)	(13,593)	(1,016)	(21,301)
Balance at December 31, 2025	21,925	13,039	2,008	36,972

18.4.	Production Individualization Agreements (AIPs)

Petrobras has AIPs signed in Brazil with partner companies in E&P consortia which provides for the equalization of expenses and production volumes in shared reservoirs, mainly related to the following fields: Agulhinha, Berbigão, Budião Noroeste, Budião Sudeste, the pre-salt layer of Jubarte, and Sururu.

The table below presents changes in the estimate of amounts relating to the execution of the AIPs submitted to the approval of the ANP:

	Jan-Jun/2026	Jan-Jun/2025
Opening balance, net	409	577
Additions (write-offs) of assets	(35)	(353)
Other (income) and expenses	21	676
Indexation charges	(27)	−
Payments made	(161)	−
Cash inflow	595	−
Translation adjustments	30	97
Closing balance, net	832	997

These changes reflect the best available estimate of the assumptions used in the calculation base and the sharing of assets in areas to be equalized.

Sapinhoá Shared Reservoir

On March 12, 2026, Petrobras paid US$ 42 to the Brazilian Federal Government, represented by PPSA, regarding the signing of the Amendment to the AIP of the Sapinhoá Shared Reservoir, approved by ANP in the third quarter of 2025.

Tupi Shared Reservoir

In the six-month period ended June 30, 2026, Petrobras received US$ 595 from partner companies and paid US$ 119 to the Brazilian Federal Government represented by Pré-Sal Petróleo (PPSA), in relation to the equalization process of the Tupi Shared Reservoir.

Berbigão and Sururu shared reservoirs

On April 30, 2026, ANP approved the AIP for the Berbigão and Sururu shared reservoirs, in the Santos Basin, effective as of May 1, 2026. The agreement covers the BM-S-11A concession agreement, operated by Petrobras (42.5%), in partnership with Shell (25%), TotalEnergies (22.5%), and Petrogal (10%), and the transfer of rights agreement, operated by Petrobras (100%).

As a result of this individualization process, the financial settlement of costs incurred and revenues relating to volumes produced until the effective date of the AIP is subject to negotiation among the partner companies.

18.5.	Capitalization rate used to determine the amount of borrowing costs eligible for capitalization

The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was the weighted average of the borrowing costs applicable to the borrowings that were outstanding during the period, other than borrowings made specifically for the purpose of obtaining a qualifying asset. For the six-month period ended June 30, 2026, the capitalization rate was 7.43% p.a. (7.17% p.a. for the six-month period ended June 30, 2025).